SEGMENTED INFORMATION	12 Months Ended
Mar. 31, 2020
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION

22.	SEGMENTED INFORMATION

The Company&8217;s operating segments are components of the Company where discrete financial information is available that is evaluated regularly by the Company s Chief Executive Officer who is the Chief Operating Decision Maker (“CODM”). The operating segments are determined based on the Company s management and internal reporting structure. Operating segments are summarized as follows:

Operating Segments	Subsidiaries Included in the Segment	Properties Included in the Segment
Mining
Henan Luoning	Henan Found and Henan Huawei	Ying Mining District
Hunan	Yunxiang	BYP
Guangdong	Guangdong Found	GC
Other	SX Gold	XHP
Administrative
Vancouver	Silvercorp Metals Inc. and holding companies
Beijing	Silvercorp Metals (China) Inc.

(a) Segmented information for assets and liabilities are as follows:

March 31, 2020
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Current assets	$80,160	$1,467	$3,665	$-	$4,289	$68,598	$158,179
Plant and equipment	45,113	3,893	15,261	-	862	1,593	66,722
Mineral rights and properties	192,746	6,884	24,956	-	-	-	224,586
Investment in an associate	-	-	-	-	-	44,555	44,555
Other investments	2,117	-	-	-	-	6,633	8,750
Reclamation deposits	5,043	-	4,180	-	-	7	9,230
Long-term prepaids and deposits	205	99	86	-	-	-	390
Long-term portion of lease receivable	-	-	-	-	-	348	348
Total assets	$325,384	$12,343	$48,148	$-	$5,151	$121,734	$512,760
Current liabilities	$19,495	$1,322	$3,154	$-	$625	$3,232	$27,828
Long-term portion of lease obligation	-	-	-	-	-	1,502	1,502
Deferred income tax liabilities	34,761	997	-	-	-	-	35,758
Environmental rehabilitation	6,775	1,015	910	-	-	-	8,700
Total liabilities	$61,031	$3,334	$4,064	$-	$625	$4,734	$73,788

March 31, 2019
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Current assets	$66,992	$1,540	$11,870	$529	$5,435	$48,495	$134,861
Plant and equipment	47,600	4,319	15,354	255	932	157	68,617
Mineral rights and properties	197,274	7,222	26,670	7,754	-	-	238,920
Investment in an associate	-	-	-	-	-	38,703	38,703
Other investments	-	-	-	-	-	9,253	9,253
Reclamation deposits	5,330	-	2,616	-	-	7	7,953
Long-term prepaids and deposits	369	104	170	126	-	-	769
Total assets	$317,565	$13,185	$56,680	$8,664	$6,367	$96,615	$499,076
Current liabilities	$27,000	$1,391	$4,036	$2,548	$1,102	$1,796	$37,873
Deferred income tax liabilities	33,337	997	-	-	-	-	34,334
Environmental rehabilitation	11,623	998	774	293	-	-	13,688
Total liabilities	$71,960	$3,386	$4,810	$2,841	$1,102	$1,796	$85,895

(b) Segmented information for operating results are as follows:

Year ended March 31, 2020
		Mining			Administrative
	Henan						Total
Statement of income:	Luoning	Hunan(1)	Guangdong	Other	Beijing	Vancouver
Sales	$131,434	$-	$27,395	$-	$-	$-	$158,829
Costs of mine operations	(77,337)	(403)	(21,689)	-	(26)	-	(99,455)
Income from mine operations	54,097	(403)	5,706	-	(26)	-	59,374
Operating income (expenses)	333	(134)	(178)	(60)	(1,590)	(5,583)	(7,212)
Finance items, net	1,366	(147)	136	-	133	462	1,950
Income tax expenses	(5,013)	(53)	(1,060)	-	(1)	(2,782)	(8,909)
Net income (loss)	$50,783	$(737)	$4,604	$(60)	$(1,484)	$(7,903)	$45,203
Attributable to:
Equity holders of the Company	39,679	(516)	4,558	(60)	(1,484)	(7,903)	34,274
Non-controlling interests	11,104	(221)	46	-	-	-	10,929
Net income (loss)	$50,783	$(737)	$4,604	$(60)	$(1,484)	$(7,903)	$45,203

(1)Hunan&8217;s BYP project was placed on care and maintenance in August 2014;

Year ended March 31, 2019
	Mining				Administrative
	Henan						Total
Statement of income:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Sales	$141,483	$-	$29,036	$-	$-	$-	$170,519
Costs of mine operations	(76,276)	(855)	(21,566)	(854)	(36)	-	(99,587)
Income from mine operations	65,207	(855)	7,470	(854)	(36)	-	70,932
Operating (expenses) income	(858)	(106)	(344)	44	(1,555)	(7,218)	(10,037)
Impairment recovery, net	-	-	-	7,279	-	1,899	9,178
Finance items, net	1,131	(127)	51	(11)	145	1,656	2,845
Income tax expenses	(15,588)	(128)	-	-	(2)	(5,153)	(20,871)
Net income (loss)	$49,892	$(1,216)	$7,177	$6,458	$(1,448)	$(8,816)	$52,047
Attributable to:
Equity holders of the Company	39,008	(851)	6,825	5,006	(1,448)	(8,816)	39,724
Non-controlling interests	10,884	(365)	352	1,452	-	-	12,323
Net income (loss)	$49,892	$(1,216)	$7,177	$6,458	$(1,448)	$(8,816)	$52,047

(c) Sales by metal

The sales generated for the years ended March 31, 2019 and 2018 were all earned in China and are comprised of:

	Year ended March 31, 2020
	Henan Luoning	Guangdong	Total
Silver (Ag)	$77,617	$7,255	$84,872
Gold (Au)	3,911	-	3,911
Lead (Pb)	43,312	8,654	51,966
Zinc (Zn)	4,911	10,869	15,780
Other	1,683	617	2,300
	$131,434	$27,395	$158,829

	Year ended March 31, 2019
	Henan Luoning	Guangdong	Total
Silver (Ag)	$74,702	$5,952	$80,654
Gold (Au)	3,642	-	3,642
Lead (Pb)	55,739	8,372	64,111
Zinc (Zn)	6,305	14,349	20,654
Other	1,095	363	1,458
	$141,483	$29,036	$170,519

(d) Major customers

For the year ended March 31, 2020, five major customers (year ended March 31, 2019 - four) accounted for 11%, 12%, 16%, 19%, and 22%, respectively (year ended March 31, 2019 - 12%, 13%, 15%, and 26%, respectively) and collectively 81% (year ended March 31, 2019 - 67%) of the total sales of the Company as reported across the Henan Luoning and Guangdong segments.